Goodwill and Other Intangible Assets	12 Months Ended
Jun. 27, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

4.    Goodwill and Other Intangible Assets

The Company recorded additions to goodwill in connection with its acquisitions. The following table presents the changes in the carrying amount of goodwill:

(In millions)	Performance Foodservice	PFG Customized	Vistar	Other	Total
Balance as of June 29, 2013	$407.4	$166.5	$52.7	$39.2	$665.8
Acquisitions—current year	—	—	0.3	—	0.3
Adjustments related to prior acquisitions	(2.2)	—	—	—	(2.2)

Balance as of June 28, 2014	405.2	166.5	53.0	39.2	663.9
Acquisitions—current year	0.1	—	—	—	0.1

Balance as of June 27, 2015	$405.3	$166.5	$53.0	$39.2	$664.0

The Company has recorded adjustments to goodwill within the permitted measurement period in accordance with ASC 805. The adjustment related to prior acquisitions for fiscal 2014 results from a change in deferred tax liability for the FRF acquisition.

The following table presents the Company’s intangible assets by major category as of June 27, 2015 and June 28, 2014:

	As of June 27, 2015			As of June 28, 2014
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net	Range of Lives
Intangible assets with definite lives:
Customer relationships	$379.9	$(293.9)	$86.0	$379.8	$(265.9)	$113.9	4 – 11 years
Trade names and trademarks	90.9	(68.4)	22.5	90.9	(56.4)	34.5	4 – 9 years
Deferred financing costs	79.6	(51.6)	28.0	79.6	(42.8)	36.8	Debt term
Non-compete	11.9	(9.0)	2.9	11.9	(7.3)	4.6	2 – 5 years
Leases	12.5	(4.6)	7.9	12.5	(4.0)	8.5	Lease term
Technology	26.1	(26.0)	0.1	26.1	(22.6)	3.5	5 – 7 years

Total intangible assets with definite lives	$600.9	$(453.5)	$147.4	$600.8	$(399.0)	$201.8

Intangible assets with indefinite lives:
Goodwill	$664.0	$—	$664.0	$663.9	$—	$663.9	Indefinite
Trade names	39.5	—	39.5	39.5	—	39.5	Indefinite

Total intangible assets with indefinite lives	$703.5	$—	$703.5	$703.4	$—	$703.4

For the intangible assets with definite lives, the Company recorded amortization expense of $54.5 million for fiscal 2015, $68.6 million for fiscal 2014, and $70.2 million for fiscal 2013. For the next five fiscal periods and thereafter, the estimated future amortization expense on intangible assets with definite lives are as follows:

(In millions)
2016	$45.8
2017	34.1
2018	18.1
2019	17.0
2020	10.5
Thereafter	21.9

Total amortization expense	$147.4